Nov. 27, 2020
Coho Relative Value Equity Fund
Coho Relative Value Equity Fund
Investment Objective
The Coho Relative Value Equity Fund (the “Fund” or the “Equity Fund”) seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.82%
Less: Fee Waiver (1)	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver (1)	0.79%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Year	Ten Years
$81	$259	$452	$1,011

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The equity securities in which the Fund primarily invests include common stocks. The Fund focuses its investments in dividend paying equity securities issued by larger-capitalization (“larger cap”) companies. The Fund generally considers a company to be a larger cap company if it has a market capitalization, at the time of purchase, over $5 billion.
The Adviser begins with a screen of approximately 1,000 larger cap companies. Through a combination of quantitative and qualitative analyses, the Adviser further reduces the larger cap universe to approximately 250 companies, which it believes have stable and predictable growth in earnings, revenues, and dividends. It is at this point that the Adviser utilizes a conservative, “bottom-up” approach, constructing and applying a dividend discount model to each of these approximately 250 companies to identify companies with reasonable valuations for the Fund’s investment portfolio. As an important component of its investment strategy, the Adviser also meets regularly with management of its portfolio and perspective portfolio companies, as well as their competitors, customers, and suppliers. The Fund’s portfolio is generally comprised of 25 to 30 equity securities that meet the Adviser’s stability, dividend and cash flow growth criteria, and with respect to which the Adviser has established comfort with the long-term qualitative aspects of the investment. From time to time, the Fund may focus its investments in securities of companies in the same economic sector, including the health care sector.
The Fund may also invest up to 20% of its total assets in foreign securities, including American Depositary Receipts (“ADRs”).

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment objectives if the Adviser cannot successfully implement the Fund’s investment strategies.
Limited Holdings Risk. The Fund may have a relatively high percentage of assets in a single or small number of issuers, which may result in increased volatility.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sector”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and adversely affect the value of the Fund’s portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.
Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Large Cap Companies Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Mid Cap Companies Risk. Securities of mid cap companies may be more volatile and less liquid than the securities of large-cap companies.
Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.
Foreign Securities Risk. Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Foreign countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.
ADR Risk. ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2019. Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indexes. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available at www.cohofunds.com or by calling the Fund toll-free at 866-COHO-234 (866-264-6234).
Calendar Year Total Returns As of December 31:

Best Quarter	Worst Quarter
Q4 2019 10.67%	Q4 2018 -10.19%

Year-to-Date as of September 30, 2020
-0.88%

Average Annual Total Returns for the periods ended December 31, 2019

Average Annual Total Returns for the periods ended December 31, 2019
	One Year	Five Years	Since Inception (8/14/2013)
Coho Relative Value Equity Fund
Return Before Taxes	23.05%	8.68%	10.42%
Return After Taxes on Distributions	21.18%	7.56%	9.45%
Return After Taxes on Distributions and Sale of Fund Shares	14.85%	6.70%	8.24%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.03%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.29%	9.99%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Coho Relative Value ESG Fund
Coho Relative Value ESG Fund
Investment Objective
The Coho Relative Value ESG Fund (the “Fund” or the “ESG Fund”) seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	9.08%
Total Annual Fund Operating Expenses	9.78%
Less: Fee Waiver (1)	(8.99)%
Total Annual Fund Operating Expenses After Fee Waiver (1)	0.79%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	9.08%
Total Annual Fund Operating Expenses	9.78%
Less: Fee Waiver (1)	(8.99)%
Total Annual Fund Operating Expenses After Fee Waiver (1)	0.79%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$81	$2,023	$3,784	$7,500

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period from November 27, 2019 through July 31, 2020, the Fund's portfolio turnover rate was 10% the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of ESG Companies, as defined below. The Fund's investments in equity securities will primarily consist of common stocks. The Fund focuses its investments in dividend paying equity securities issued by larger-capitalization (“larger cap”) companies. The Fund generally considers a company to be a larger cap company if it has a market capitalization, at the time of purchase, over $5 billion.
The Adviser begins with a screen of approximately 1,000 larger cap companies. Through a combination of quantitative and qualitative analyses, the Adviser further reduces the larger cap universe to approximately 250 companies, which it believes have stable and predictable growth in earnings, revenues, and dividends. These approximately 250 companies are further screened to evaluate those prospective portfolio companies based on the promotion and following of Environmental, Social, and Governance (“ESG”) best practices. The Adviser’s evaluation of a particular company’s adherence to ESG best practices utilizes a proprietary quantitative process complemented with in-depth qualitative analysis. Industry-specific, material ESG value drivers are identified for each company based on the internally derived criteria and the Sustainability Accounting Standards Board (“SASB”) framework. Material ESG drivers are the most relevant and financially important ESG aspects of the company's business model. These "drivers" can have a significant short or long-term impact on the company's environmental, social, and governance profile. For example, for healthcare companies a material ESG value driver is improving access to healthcare for more people; however, for a manufacturing company, a material ESG value driver might be revenue derived from environmentally friendly products. The Adviser’s methodology determines what it believes the impact each of the drivers has on financial metrics such as revenue, margins and returns. These drivers serve as a tool to quantify a company’s ESG performance. The Adviser will review corporate sustainability reports, Carbon Disclosure Project scores, government databases, Bloomberg ESG analytics, Institutional Shareholder Services Inc. ("ISS") reports and engagement with company management. The final process incorporates a multi-factor scoring methodology and incorporates metrics from company financial filings, corporate responsibility reports and proxy disclosures.
Specific environmental factors to be evaluated by the Adviser include a company’s policy towards climate change, carbon emissions, air/water pollution and energy efficiency. From a social perspective, the Adviser reviews company labor standards, community relations and human rights. In terms of governance, the Adviser incorporates an analysis of the company’s board composition, long-term sustainability incentives and transparency in disclosure. The Adviser analyzes these factors with a preference for positive and improving trends when considering individual stocks for purchase in the portfolio. The Adviser may supplement the internal research with data from third-party databases. Each third-party database will have its own custom ESG scoring methodology but some examples of environmental factors tracked by third-party databases include energy intensity, greenhouse gas intensity and water intensity. Examples of social and governance factors tracked by third-party databases include female representation on company boards, board director independence and improving ESG information disclosures.
Both the quantitative and the qualitative processes focus on identifying and tracking the most relevant and/or material ESG factors for each industry and company. The result is an investable universe of companies that satisfy our financial criteria and demonstrate a strong and/or improving commitment to ESG best practices (“ESG Companies”). Key characteristics are summarized below:
•ESG driven – securities in the portfolio have strong ESG characteristics;
•Stability – low variability in earnings, revenues, and financial strength;
•Growth – absolute and relative growth in earnings, revenues, and dividends;
•Profitability – the ability to consistently generate revenues in excess of expenses and to minimize capital investment;
•Quality – balance sheet strength, management depth, integrity, and the ability to skillfully execute strategic objectives; and
•Shareholder focus – transparency of financial~~s~~ and operational strategy, capital allocation preferences, including dividends, buybacks, and acquisitions.
It is at this point that the Adviser utilizes a conservative, “bottom-up” approach, constructing and applying a dividend discount model to identify companies within this universe that possess reasonable valuations for inclusion in the Fund’s investment portfolio. As an important component of its investment strategy, the Adviser also meets regularly with management of its portfolio and prospective portfolio companies, as well as their competitors, customers, and suppliers. Engagement and proactive dialogue on key ESG issues are also important aspects of the research process. The Adviser's portfolio construction process focuses on risk control and protecting principal in down markets, while capturing most of the upside performance. The Fund is generally comprised of 25 to 35 equity securities chosen because:
•They meet the Adviser’s earnings and stability criteria, dividend and cash flow growth, and ESG practices;
•The Adviser has established comfort with the long-term qualitative aspects of the investments;
•The Adviser has talked with relevant management, competitors, customers and suppliers;
•The Adviser’s dividend discount model reflects valuations that are compelling based on the expected rate of return estimates of the securities in the portfolio; and
•The Adviser objectively identifies and monitors material operating metrics, financial metrics, and sustainability metrics, which include stewardship and responsible use of resources to further social, economic and environmental good, that it expects the companies to maintain or achieve at specific points in time.
The Fund may also invest up to 20% of its total assets in foreign securities, including sponsored and unsponsored American Depositary Receipts (“ADRs").

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment objectives if the Adviser cannot successfully implement the Fund’s investment strategies.
Limited Holdings Risk. The Fund may have a relatively high percentage of assets in a single or small number of issuers, which may result in increased volatility.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
ESG Risk. Applying ESG criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG criteria.
Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sector”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and adversely affect the value of the Fund’s portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.
Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Large Cap Companies Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Mid Cap Companies Risk. Securities of mid cap companies may be more volatile and less liquid than the securities of large-cap companies.
Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.
Foreign Securities Risk. Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.
Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Foreign countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.
ADR Risk. ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.
Newer Fund Risk. The Fund has a limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

Performance
As of the date of this Prospectus, the Fund does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance. Updated performance information for the Fund will be available on the Fund’s website www.cohofunds.com or by calling the Fund toll-free at 866-COHO-234 (866-264-6234).